Financial Income, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	$ 22,389	$ 33,784	$ 28,092
Financial income, net	34,003	40,332	39,023
Financial Income
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest income	71,107	73,711	68,351
Realized gain on sale of marketable securities	1,383	1,436	672
Foreign currency re-measurement gain and others	893	873	14
Total financial income	73,383	76,020	69,037
Financial Expense
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	37,903	33,784	28,092
Others	1,477	1,904	1,922
Total financial expense	$ 39,380	$ 35,688	$ 30,014